24. Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 7,891,564	$ 7,906,454	$ 8,262,422	$ 7,698,368	$ 7,791,884	$ 7,517,022	$ 7,028,859	$ 6,776,838	$ 31,758,808	$ 29,114,603
Interest expense	1,548,595	1,509,033	1,546,953	1,538,540	1,457,695	1,220,145	938,499	868,749	6,143,121	4,485,088
Provision for loan losses	299,499	412,499	141,666	212,503	210,000	210,000	180,000	180,000	1,066,167	780,000
Non-interest income	1,595,896	1,597,332	1,434,138	1,318,700	1,552,684	1,542,793	1,690,161	1,395,670	5,946,066	6,181,308
Non-interest expense	4,782,580	4,863,716	5,079,060	5,155,924	5,185,603	4,874,332	5,103,975	4,731,116	19,881,280	19,895,026
Net income	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	$ 8,824,446	$ 8,397,532
Earnings per common share	$ 0.45	$ 0.43	$ 0.46	$ 0.34	$ 0.40	$ 0.44	$ 0.39	$ 0.38	$ 1.68	$ 1.61